Share-based Compensation - Schedule of Share-based Compensation Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation [Abstract]
Number of options - Beginning balance	2,856	3,806	4,561
Number of options - Granted			78
Number of options - Exercised	(802)	(662)	(355)
Number of options - Forfeited	(64)	(288)	(478)
Number of options - Ending balance	1,990	2,856	3,806	4,561
Number of options - Vested and exercisable	1,785	2,369
Weighted average exercise price per share - Beginning balance	$ 3.44	$ 3.53	$ 3.58
Weighted average exercise price per share - Granted			4.5
Weighted average exercise price per share - Exercised	3.65	3.58	3.48
Weighted average exercise price per share - Forfeited	4.25	4.31	4.27
Weighted average exercise price per share - Ending balance	3.32	3.44	$ 3.53	$ 3.58
Weighted average exercise price per share - Vested and exercisable	$ 3.19	$ 3.23
Weighted average remaining contractual life	1 year 3 months 10 days	1 year 6 months 25 days	2 years	2 years 8 months 26 days
Weighted average remaining contractual life - Vested and exercisable	1 year 2 months 19 days	1 year 4 months 17 days
Aggregate intrinsic value	$ 13,450	$ 11,323	$ 2,205	$ 8,188
Aggregate intrinsic value - Vested and exercisable	$ 12,307	$ 9,868